Investments (Details)	Dec. 31, 2022 USD ($)
Debt Securities, Available-for-Sale [Line Items]
Amortized cost	$ 52,099,754
Gross unrealized gains	390,753
Gross unrealized losses	0
Fair value	52,490,507
Of which classified within cash and cash equivalents
Debt Securities, Available-for-Sale [Line Items]
Amortized cost	19,775,171
Gross unrealized gains	106,228
Gross unrealized losses	0
Fair value	19,881,399
Of which classified within short-term marketable debt securities
Debt Securities, Available-for-Sale [Line Items]
Amortized cost	32,324,583
Gross unrealized gains	284,525
Gross unrealized losses	0
Fair value	32,609,108
Eurocommercial Papers
Debt Securities, Available-for-Sale [Line Items]
Amortized cost	42,265,129
Gross unrealized gains	287,479
Gross unrealized losses	0
Fair value	42,552,608
Certificates of Deposit
Debt Securities, Available-for-Sale [Line Items]
Amortized cost	9,834,625
Gross unrealized gains	103,274
Gross unrealized losses	0
Fair value	$ 9,937,899